Borrowings (Future Principal Payments) (Details) $ in Millions	Nov. 03, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 4,537
2021	2,750
2022	5,509
2023	1,250
2024	5,307
Thereafter	13,706
Total	$ 33,059